Deferred Benefits and Gains - Summary of Deferred Benefits and Gains (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Leases rebates (Note (i))	¥ 54	¥ 77
Maintenance rebates (Note (ii))	807	419
Gains relating to sale and leaseback (Note (iii))	28	51
Government grants	149	127
Others	15	17
Deferred benefits and gains	¥ 1,053	¥ 691